Investments (Amortized Cost and Fair Value of Fixed Maturities by Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	$ 551,195
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	3,570,831
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	7,090,140
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	5,881,601
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	3,176,967
Available for Sale at Fair value - Amortized cost	20,270,734	19,559,432
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	557,981
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	3,743,631
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	7,295,566
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	6,603,537
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	3,273,421
Fixed maturity securities available-for-sale	$ 21,474,136	$ 22,291,614